S000033136 [Member] Investment Objectives and Goals - iShares Floating Rate Bond ETF	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® FLOATING RATE BOND ETFTicker: FLOTStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade floating rate bonds with remaining maturities between one month and five years.